Income taxes - Tax expense related to continuing operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income taxes
Current	$ 9,640	$ 10,121
Deferred	19,713	193
Income tax expense	29,353	10,314
Canada
Income taxes
Current	144	0
Deferred	20,319	(1,291)
International
Income taxes
Current	9,496	10,121
Deferred	$ (606)	$ 1,484